Bank Loans, Current and Non Current (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Bank Loans, Current and Non Current [Line Items]
Borrowed amount	$ 12,507	$ 4,660	$ 6,096
Maturity date	August 2024 through June 2025	February 2024 through May 2024	February 2023 through May 2023
Repayment debt	$ 6,949	$ 4,802	$ 6,244
Other Long-Term Debt		$ 1,412
Maturity date		September 2026
Short-Term Debt [Member]
Bank Loans, Current and Non Current [Line Items]
Interest rates		3.95%
Minimum [Member] | Short-Term Debt [Member]
Bank Loans, Current and Non Current [Line Items]
Interest rates	3.10%	4.50%	3.65%
Maximum [Member] | Short-Term Debt [Member]
Bank Loans, Current and Non Current [Line Items]
Interest rates	5.50%	6.00%	6.00%